Description of Organization and Business Operations (Details) - 1																													6 Months Ended		12 Months Ended
	Aug. 21, 2024 USD ($) $ / shares	Jul. 31, 2024 USD ($) $ / shares	Jun. 07, 2024 USD ($)	Jun. 06, 2024 USD ($) $ / shares	Jun. 05, 2024 USD ($) $ / shares shares	May 06, 2024 USD ($)	Mar. 20, 2024 USD ($)	Mar. 14, 2024 USD ($)	Feb. 07, 2024 USD ($)	Feb. 02, 2024 USD ($)	Jan. 05, 2024 USD ($)	Dec. 15, 2023 USD ($)	Nov. 07, 2023 USD ($)	Nov. 06, 2023 USD ($)	Oct. 07, 2023 USD ($)	Sep. 07, 2023 USD ($)	Sep. 06, 2023 USD ($) $ / shares shares	Aug. 30, 2023 USD ($)	Aug. 17, 2023 USD ($) $ / shares	Aug. 10, 2023 USD ($)	Jun. 07, 2023 USD ($) $ / shares	May 07, 2023 USD ($)	May 02, 2023 USD ($)	Mar. 29, 2023 shares	Mar. 28, 2023 USD ($)	Mar. 06, 2023 USD ($) $ / shares shares	Sep. 13, 2021 USD ($)	Sep. 07, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 17, 2024 $ / shares	Jun. 21, 2024 $ / shares	Mar. 07, 2023 shares	Aug. 16, 2022
Class of Stock [Line Items]
Condition for future business combination number of businesses minimum																													1		1
Consummated units (in Shares) | shares																													24,000,000
Price of warrant (in Dollars per share) | $ / shares																			$ 1										$ 11.5		$ 11.5
Investments maximum maturity term.																													185 days		185 days
Percentage of fair market value																													80.00%		80.00%
Percentage of shares voted																													65.00%		65.00%
Maximum net interest to pay dissolution expenses			$ 100,000
Condition for future business combination threshold Net Tangible Assets																										$ 5,000,001
Investment of cash into trust account	$ 10,381.6	$ 10,381.6	20,000				$ 20,000		$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000		$ 20,000														$ 1,196,026	$ 80,000	$ 560,000
Common stock redeemed (in Shares) | shares					481,865																					21,151,393
Avila payment, description																													1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.		1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.
Maximum borrowing capacity of related party promissory note																			$ 480,000
Sponsor advance																													$ 485,000		$ 420,000
Number of shares redemption in exchange (in Shares) | shares																	1,847,662														1,847,662
Redemption payment																	$ 19,208,848									$ 215,621,387					$ 19,208,848
Excise tax payable																															$ 2,348,302
Percentage of excise tax																													1.00%		1.00%
Cash																													$ 82,560	$ 144,592		$ 171,583
Working capital deficit																													5,234,019		3,571,000
Loan payable																													163,000		163,000
Repaid amount																											$ 6,000	$ 157,000
Sponser fund fees																													375,000		600,000
Sponsor loaned								$ 150,000																					$ 375,000		$ 600,000
Warrant [Member]
Class of Stock [Line Items]
Offering costs allocated to derivative warrant liabilities																												$ 668,000
Private placement warrant issued (in Shares) | shares																															8,700,000
Shares issued, price per share (in Dollars per share) | $ / shares																			$ 1
Private Placement Warrant [Member]
Class of Stock [Line Items]
Private placement warrant issued (in Shares) | shares																													8,700,000
Price of warrant (in Dollars per share) | $ / shares																													$ 1				$ 1
Proceeds																													$ 8,700,000
Common Stock [Member]
Class of Stock [Line Items]
Shares issued, price per share (in Dollars per share) | $ / shares																	$ 0.02														$ 0.02
Investment of cash into trust account																															$ 20,000
Temporary equity shares outstanding (in Shares) | shares																															1,000,945
Deposited price per share (in Dollars per share) | $ / shares																																		$ 1
Business Combination [Member]
Class of Stock [Line Items]
Investment of cash into trust account				$ 10,381.6	$ 20,000	$ 20,000	$ 20,000		$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000		$ 20,000	$ 20,000
Inflation Reduction Act 2022 [Member]
Class of Stock [Line Items]
Percentage of excise tax on repurchase of shares																																				1.00%
Percentage of fair market value of shares																													1.00%		1.00%
Board of Directors [Member]
Class of Stock [Line Items]
Business combination days																									May 07, 2023
Deposit into the trust account																						$ 80,000	$ 80,000		$ 80,000
Investment of cash into trust account																						$ 80,000	$ 80,000		$ 80,000
Forecast [Member]
Class of Stock [Line Items]
Investment of cash into trust account						$ 20,000
Maximum net interest to pay dissolution expenses			$ 100,000
Initial Public Offering [Member]
Class of Stock [Line Items]
Consummated units (in Shares) | shares																												24,000,000	23,760,000		24,000,000
Generating gross proceeds																													$ 241,200,000
Shares issued, price per share (in Dollars per share) | $ / shares																					$ 0.02								$ 10.05		$ 10.05
Deposit into the trust account																					$ 20,000
Number of shares issued (in Shares) | shares																												24,000,000
Investment of cash into trust account																	$ 20,000				$ 20,000										$ 241,200,000
Deposited amount	$ 10,381.6	$ 10,381.6		$ 10,381.6
Deposited price per share (in Dollars per share) | $ / shares	$ 0.02	$ 0.02		$ 0.02
Cash																													$ 82,560		$ 0
Initial Public Offering [Member] | Warrant [Member]
Class of Stock [Line Items]
Offering costs allocated to derivative warrant liabilities																												$ 668,000
Private Placement [Member]
Class of Stock [Line Items]
Private placement warrant issued (in Shares) | shares																													7,500,000		7,500,000				7,500,000
Private Placement [Member] | Warrant [Member]
Class of Stock [Line Items]
Price of warrant (in Dollars per share) | $ / shares																															$ 1
Proceeds																															$ 8,700,000
Public Stockholders [Member]
Class of Stock [Line Items]
Shares issued, price per share (in Dollars per share) | $ / shares																													$ 10.05		$ 10.05
Trust Account Assets [Member]
Class of Stock [Line Items]
Minimum share price of the residual assets remaining available for distribution (in Dollars per share) | $ / shares																													$ 10.05		$ 10.05
Minimum [Member]
Class of Stock [Line Items]
Redemption limit percentage without prior consent																													20.00%		20.00%
Per share amount to be maintained in the trust account (in Dollars per share) | $ / shares																													$ 10.05		$ 10.05
Minimum [Member] | Investment Company Act of 1940 [Member]
Class of Stock [Line Items]
Percentage of ownership voting securities																													50.00%		50.00%
Maximum [Member]
Class of Stock [Line Items]
Redemption limit percentage without prior consent																													20.00%		20.00%
Percentage of public shares																													100.00%		100.00%
Per share amount to be maintained in the trust account (in Dollars per share) | $ / shares																													$ 10.05		$ 10.05
Capital Call [Member]
Class of Stock [Line Items]
Payments for fees																		$ 1,000,000
Initial Public Offering [Member]
Class of Stock [Line Items]
Sponsor advance																													$ 375,000
Principal amount																			$ 480,000
Offering cost																															$ 25,000
Sponsor loaned																															$ 600,000
Initial Public Offering [Member] | Warrant [Member]
Class of Stock [Line Items]
Private placement warrant issued (in Shares) | shares																															1,200,000
Initial Public Offering [Member] | Private Placement Warrant [Member]
Class of Stock [Line Items]
Private placement warrant issued (in Shares) | shares																													1,200,000
Initial Public Offering [Member] | Unsecured Promissory Note [Member]
Class of Stock [Line Items]
Maximum borrowing capacity of related party promissory note																			480,000
Sponsor advance																			480,000
Principal amount																			480,000
Initial Public Offering [Member] | Maximum [Member]
Class of Stock [Line Items]
Percentage of public shares.																															100.00%
Founder Shares [Member]
Class of Stock [Line Items]
Forward purchase transaction of shares (in Shares) | shares																													1,350,000
Founder Shares [Member] | Maximum [Member]
Class of Stock [Line Items]
Percentage of public shares.																													100.00%
Avila [Member]
Class of Stock [Line Items]
Other expenses																				$ 300,000
Promissory Note [Member]
Class of Stock [Line Items]
Sponsor advance																			480,000
Sponsor principal amount														$ 480,000					480,000
Principal amount																			$ 480,000
Unsecured Promissory Note [Member]
Class of Stock [Line Items]
Price of warrant (in Dollars per share) | $ / shares																			$ 1
Maximum borrowing capacity of related party promissory note																			$ 480,000
Sponsor advance																			480,000
Sponsor principal amount																			480,000
Principal amount																			$ 480,000
Class A Common Stock [Member]
Class of Stock [Line Items]
Price of warrant (in Dollars per share) | $ / shares																												$ 11.5	$ 18
Shares issued, price per share (in Dollars per share) | $ / shares					$ 0.0001
Common stock, par value (in Dollars per share) | $ / shares																										$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Temporary equity shares issued (in Shares) | shares																										21,151,393
Percentage of shares issued and outstanding																										88.10%
Trust account																										$ 28,744,831			$ 10,426,000		$ 10,426,000
Remained issued shares (in Shares) | shares																										2,848,607
Remained outstanding shares (in Shares) | shares																										2,848,607
Common stock redeemed (in Shares) | shares																	1,847,662									21,151,393
Temporary equity shares outstanding (in Shares) | shares																													519,080		1,000,945	24,000,000
Class A Common Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Temporary equity shares issued (in Shares) | shares					481,865												1,847,662									21,151,393			1,000,945
Temporary equity shares outstanding (in Shares) | shares																													1,000,945
Class A Common Stock [Member] | Initial Public Offering [Member]
Class of Stock [Line Items]
Generating gross proceeds																												$ 240,000,000				$ 240,000,000
Offering costs																												17,500,000
Deferred underwriting commissions																												$ 12,000,000
Forward purchase transaction of shares (in Shares) | shares																								2,376,000							2,376,000
Number of shares issued (in Shares) | shares																												24,000,000
Class A Common Stock [Member] | Maximum [Member] | Initial Public Offering [Member]
Class of Stock [Line Items]
Forward purchase transaction of shares (in Shares) | shares																								2,500,000							2,500,000
Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																										$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Class A Common Stock [Member]
Class of Stock [Line Items]
Temporary equity shares issued (in Shares) | shares																										2,848,607
Temporary equity shares outstanding (in Shares) | shares																										2,848,607			519,080		1,000,945